Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes

A reconciliation of income tax expense with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	Years Ended December 31,
	2014	2015
	(revised)
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$(4,500,789)	$(1,290,190)
State tax (benefit) at statutory rate, net of federal benefit	(13,020)	43,265
Change in Valuation Allowance	1,578,347	779,869
Change in research and development credits	316,311	(71,856)
Change in fair value of warrants	2,744,492	—
Other	(125,341)	508,912

Income tax expense	$—	$—

Effective income tax rate	0%	0%

Significant Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2014 and 2013:

	December 31,
	2014	2015
Current Deferred Tax Assets:
Accruals	$71,953	$36,571
Non-Current Deferred Tax Assets:
Net Operating Loss Carryforwards	22,125,807	20,124,059
Research and development credits	1,345,833	1,792,798
Intangible Assets	46,784	48,733
Fixed Assets	(10,505)	(636)

Total Non-Current Deferred Tax Assets	23,507,919	21,964,954

Total Deferred Tax Assets	23,579,872	22,001,525

Valuation Allowance	(23,579,872)	(22,001,525)

Net Deferred Tax Assets	$—	$—

Summary of Gross Unrecognized Tax Benefits

The following tables summarize the activities of gross unrecognized tax benefits:

	December 31,
	2014	2013
Beginning balance	—	—
Increase related to prior year tax positions	628,383	—
Decreases related to prior year tax positions	—	—
Increase related to Current year tax positions	44,864	—
Decreases related to current year tax positions	—	—

Ending Balance	$673,247	$—